FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair Value Hierarchy
2020	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$30,043,046
Total assets	$30,043,046
Liabilities:
Common stock warrants			$49,863
Preferred stock warrants			2,072,536
Total liabilities			$2,122,399

2019	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$12,889,931
Total assets	$12,889,931
Liabilities:
Common stock warrants			$59,624
Preferred stock warrants			1,179,201
Total liabilities			$1,238,825

2018	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$56,596,509
Total Assets	$56,596,509
Liabilities:
Common Stock Warrants			$59,624
Preferred Stock Warrants			$1,357,868
Total Liabilities			$1,417,492